ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

3.       ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, is as follows:

	September 30,	September 30,
	2018	2017
Accounts receivable	$65,100	$7,500
Allowance for doubtful accounts	(1,800)	(1,000)
Accounts receivable, net	$63,300	$6,500